Angel Oak Strategic Credit Fund
Consolidated Schedule of Investments
April 30, 2026 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 29.8%	Par	Value
American Home Mortgage Assets LLC, Series 2006-6, Class XP, 0.04%, 12/25/2046 (a)(b)	$656,531	$2,711
Banc of America Alternative Loan Trust
Series 2006-5, Class CBIO, 6.00%, 06/25/2046 (a)	628,791	140,754
Series 2006-6, Class CBIO, 6.00%, 07/25/2046 (a)	1,160,105	255,798
Bellemeade Re Ltd.
Series 2023-1, Class B1, 10.35% (30 day avg SOFR US + 6.70%), 10/25/2033 (c)	400,000	426,448
Series 2024-1, Class B1, 9.20% (30 day avg SOFR US + 5.55%), 08/25/2034 (c)	650,000	678,101
Series 2025-1, Class B1, 8.70% (30 day avg SOFR US + 5.05%), 10/25/2035 (c)	500,000	517,453
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052 (c)	770,000	681,379
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1X, 0.00%, 02/25/2035 (a)(b)	733,567	7
Credit Suisse Mortgage Capital Certificates
Series 2017-RPL1, Class B4, 2.99%, 07/25/2057 (b)(c)	1,407,944	560,420
Series 2022-ATH1, Class B2, 4.57%, 01/25/2067 (b)(c)	2,000,000	1,727,868
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class X2, 0.01%, 11/19/2044 (a)(b)	251,193	445
Ellington Financial Mortgage Trust
Series 2024-NQM1, Class B3, 7.47%, 11/25/2069 (b)(c)	1,000,000	981,105
Series 2025-NQM1, Class B2, 7.43%, 01/25/2070 (b)(c)	500,000	500,434
Series 2025-NQM1, Class B3, 7.43%, 01/25/2070 (b)(c)	500,000	483,674
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B2, 6.50%, 09/27/2060 (b)(c)	2,975,000	2,855,434
JP Morgan Mortgage Trust
Series 2021-11, Class AX1, 0.22%, 01/25/2052 (a)(b)(c)	69,561,318	727,890
Series 2022-6, Class B5, 3.29%, 11/25/2052 (b)(c)	1,265,000	631,368
Series 2023-6, Class B4, 6.07%, 12/26/2053 (b)(c)	510,140	442,745
Series 2024-8, Class B5, 6.92%, 01/25/2055 (b)(c)	804,000	660,808
Series 2024-8, Class B6, 5.64%, 01/25/2055 (b)(c)	1,606,867	1,045,834
JPMorgan Chase Bank NA
Series 2020-CL1, Class M5, 9.37% (1 mo. Term SOFR + 5.71%), 10/25/2057 (c)	104,684	108,785
Series 2021-CL1, Class B, 10.55% (30 day avg SOFR US + 6.90%), 03/25/2051 (c)	74,979	73,322
Series 2021-CL1, Class M5, 7.50% (30 day avg SOFR US + 3.85%), 03/25/2051 (c)	37,772	38,151
New Residential Mortgage Loan Trust, Series 2015-1A, Class B6, 5.14%, 05/28/2052 (b)(c)	1,224,944	1,028,083
Point Securitization Trust, Series 2025-2, Class B1, 7.00%, 10/25/2055 (c)(d)	1,500,000	1,323,863
Radnor RE Ltd., Series 2024-1, Class B1, 8.80% (30 day avg SOFR US + 5.15%), 09/25/2034 (c)	1,100,000	1,145,304
RALI Trust
Series 2006-QS6, Class 1AV, 0.77%, 06/25/2036 (a)(b)	3,731,892	100,136
Series 2007-QS11, Class AV, 0.25%, 10/25/2037 (a)(b)	10,686,230	97,349
Selene Loan Trust, 10.37%, 05/18/2054 (b)	5,044,413	5,377,208
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class X, 0.90%, 08/25/2036 (a)	6,847,972	239,066
Unlock Hea Trust, Series 2025-2, Class C, 6.00%, 11/25/2041 (c)	500,000	403,005
Western Alliance Bancorp
Series 2021-CL2, Class B, 12.15% (30 day avg SOFR US + 8.50%), 07/25/2059 (c)	400,000	396,776
Series 2021-CL2, Class M3, 7.75% (30 day avg SOFR US + 4.10%), 07/25/2059 (c)	1,224,784	1,324,307
Series 2021-CL2, Class M5, 10.15% (30 day avg SOFR US + 6.50%), 07/25/2059 (c)	357,108	347,972
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $25,362,096)		25,324,003

COLLATERALIZED LOAN OBLIGATIONS - 27.9%	Par	Value
ABPCI Direct Lending Fund ABS Ltd., Series 2022-2A, Class B, 4.99%, 03/01/2032 (c)	219,941	209,517
Apidos CLO Ltd., Series 2019-32A, Class ER, 9.18% (3 mo. Term SOFR + 5.50%), 01/20/2033 (c)	700,000	696,714
Dryden Senior Loan Fund
Series 2017-54A, Class D, 7.04% (3 mo. Term SOFR + 3.36%), 10/19/2029 (c)	1,012,500	1,015,821
Series 2024-119A, Class D2, 9.07% (3 mo. Term SOFR + 5.40%), 04/15/2036 (c)	1,000,000	1,001,570
First Eagle Private Credit LLC, Series 2016-1A, Class CR, 8.93% (3 mo. Term SOFR + 5.26%), 01/25/2032 (c)(e)	5,018,261	5,045,194
Golub Capital Partners ABS Funding Ltd.
Series 2020-1A, Class B, 4.50%, 01/22/2029 (c)	55,037	53,246
Series 2021-1A, Class B, 3.82%, 04/20/2029 (c)	168,087	166,633
Halsey Point CLO Ltd., Series 2022-6A, Class FR, 12.15% (3 mo. Term SOFR + 8.47%), 01/20/2038 (c)	250,000	219,753
Man GLG US CLO Ltd., Series 2024-1A, Class D2, 8.88% (3 mo. Term SOFR + 5.20%), 07/20/2037 (c)	1,000,000	1,001,452
Maranon Loan Funding Ltd., Series 2025-1A, Class E, 10.67% (3 mo. Term SOFR + 7.00%), 10/15/2037 (c)	3,250,000	3,164,918
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class B, 3.91%, 04/22/2031 (c)	273,510	250,260
Monroe Capital CLO Ltd., Series 2019-1A, Class DR, 7.73% (3 mo. Term SOFR + 4.06%), 11/22/2033 (c)	2,000,000	1,922,892
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd., Series 2024-2A, Class E, 11.18% (3 mo. Term SOFR + 7.50%), 04/20/2038 (c)	2,000,000	1,999,386
OFSI Fund Ltd., Series 2025-15A, Class E, 10.18% (3 mo. Term SOFR + 6.50%), 03/31/2038 (c)	1,500,000	1,482,785
Pikes Peak CLO Ltd.
Series 2020-5A, Class FR, 11.50% (3 mo. Term SOFR + 7.82%), 10/20/2037 (c)	1,000,000	924,067
Series 2023-14A, Class ER, 9.68% (3 mo. Term SOFR + 6.00%), 07/20/2038 (c)	2,000,000	1,929,758
Star Mountain CFO I LP, Series 2026-1A, Class C, 11.65% (3 mo. Term SOFR + 8.00%), 12/31/2038 (c)(f)	825,000	825,000
Tikehau US CLO Ltd., Series 2023-1A, Class ER, 11.56% (3 mo. Term SOFR + 7.89%), 03/15/2038 (c)	1,750,000	1,734,168
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $23,908,860)		23,643,134

ASSET-BACKED SECURITIES - 21.1%	Par	Value
Automobile - 6.3%
AgoraCapital Auto Securities Trust, Series 2025-1A, Class C, 10.17%, 11/25/2032 (c)	500,000	522,420
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.01%, 12/11/2028 (c)	150,508	147,589
CPS Auto Trust, Series 2025-D, Class E, 7.69%, 05/16/2033 (c)	500,000	509,465
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34%, 10/15/2029 (c)	500,000	484,098
FHF Trust, Series 2025-1A, Class D, 5.95%, 06/15/2032 (c)	300,000	284,843
Flagship Credit Auto Trust, Series 2024-1, Class E, 8.60%, 05/15/2031 (c)	200,000	168,019
Hertz Corp., Series 2025-6A, Class D, 8.30%, 05/25/2032 (c)	250,000	250,557
Lendbuzz Securitization Trust, Series 2026-1A, Class D, 6.86%, 02/15/2033 (c)	70,933	70,376
Lobel Automobile Receivables Trust, Series 2026-1, Class E, 8.37%, 01/15/2031 (c)	750,000	718,387
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031 (c)	500,000	501,917
Research-Driven Pagaya Motor Asset Trust
Series 2021-2A, Class A, 2.65%, 03/25/2030 (c)	62,178	61,634
Series 2025-3A, Class E, 11.09%, 02/27/2034 (c)	500,000	501,807
Series 2025-6A, Class E, 10.53%, 08/25/2034 (c)	250,000	249,403
Series 2026-R1A, Class D, 7.72%, 07/25/2034 (c)	500,000	493,509
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032 (c)	107,016	109,843
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (c)	260,699	261,760
US Auto Funding Trust, Series 2022-1A, Class D, 9.14%, 07/15/2027 (c)	1,450,000	14
		5,335,641

Consumer - 14.2%
ACHD Trust
Series 2025-DS1, Class B, 9.38%, 01/09/2034 (c)	150,000	151,741
Series 2025-DS1, Class C, 11.33%, 01/09/2034 (c)	600,000	602,779
ACHV ABS Trust, Series 2024-3AL, Class E, 7.00%, 12/26/2031 (c)	346,723	347,172
Affirm, Inc.
Series 2025-X1, Class CERT, 0.00%, 04/15/2030 (c)	10,100	188,885
Series 2025-X2, Class CERT, 0.00%, 10/15/2030 (a)(c)	4,500	300,514
AMCR ABS Trust, Series 2026-A, Class D, 12.08%, 05/18/2033 (c)	250,000	251,653
Aqua Finance Trust, Series 2021-A, Class C, 3.14%, 07/17/2046 (c)	274,184	254,834
Bankers Healthcare Group, Inc., Series 2026-1CON, Class E, 8.03%, 06/17/2036 (c)	500,000	499,809
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.02%, 06/15/2029 (c)	100,000	1
Marlette Funding Trust, Series 2021-2A, Class R, 0.00%, 09/15/2031 (c)	18,149	234,640
Momnt Technologies Trust, Series 2023-1A, Class B, 8.29%, 03/20/2045 (c)	500,000	512,891
Oportun Financial Corp.
Series 2024-3, Class D, 9.60%, 08/15/2029 (c)	500,000	504,662
Series 2025-D, Class E, 10.82%, 02/08/2033 (c)	200,000	200,645
Series 2026-A, Class E, 9.38%, 01/09/2034 (c)	250,000	249,560
Pagaya AI Debt Selection Trust
Series 2020-2, Class CERT, 0.00%, 12/15/2027 (a)(b)(c)	4,000,000	285
Series 2021-1, Class C, 4.09%, 11/15/2027 (c)	8,055	8,023
Series 2021-3, Class C, 3.27%, 05/15/2029 (c)	17,804	17,624
Series 2022-2, Class C, 7.50%, 01/15/2030 (c)	181,323	181,634
Series 2024-11, Class F, 12.00%, 07/15/2032 (c)	249,971	236,978
Series 2024-6, Class D, 11.35%, 11/15/2031 (c)	214,164	214,714
Series 2025-1, Class F, 12.00%, 07/15/2032 (c)	214,247	210,641
Series 2025-5, Class F, 12.00%, 03/15/2033 (c)	199,992	192,369
Series 2025-6, Class E, 8.48%, 04/15/2033 (c)	999,908	995,576
Series 2025-6, Class F2, 12.00%, 04/15/2033 (c)	249,977	244,839
Series 2025-8, Class E, 9.57%, 07/15/2033 (c)	499,828	500,095
Series 2025-R2, Class D, 5.80%, 10/15/2032 (c)	247,914	246,452
Series 2025-R2, Class E, 9.34%, 10/15/2032 (c)	620,673	454,684
Series 2026-1, Class E, 9.23%, 09/15/2033 (c)	750,000	744,667
Pagaya Technologies Ltd., Series 2025-2, Class E, 8.71%, 07/20/2033 (c)	500,000	505,265
Powerpay Securitization Funding LLC, Series 2024-1A, Class B, 8.46%, 02/18/2039 (c)	192,161	195,838
Prosper Marketplace Issuance Trust, Series 2024-1A, Class D, 10.98%, 08/15/2029 (c)	500,000	504,965
Republic Finance Issuance Trust, Series 2024-A, Class D, 9.49%, 08/20/2032 (c)	250,000	252,332
Sunbit Asset Securitization Trust, Series 2025-1, Class D, 7.92%, 07/15/2030 (c)	250,000	248,654
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class CERT, 0.00%, 03/15/2034 (c)	1,000,000	929,862
Upstart Pass-Through Trust Series
Series 2020-ST6, Class CERT, 0.00%, 01/20/2027 (c)	386,105	744
Series 2021-ST3, Class CERT, 0.00%, 05/20/2027 (c)	2,850,000	17,062
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 (c)	200,000	18,656
Series 2022-ST1, Class CERT, 0.00%, 03/20/2030 (c)	100,000	14,981
Upstart Securitization Trust
Series 2022-1, Class C, 5.71%, 03/20/2032 (c)	137,762	61,382
Series 2022-2, Class C, 8.43%, 05/20/2032 (c)	170,749	135,202
Series 2022-4, Class R, 0.00%, 08/20/2032 (c)	9,967	618,181
		12,051,491

Equipment - 0.6%
Octane Receivables Trust, Series 2024-RPT1, Class R2, 8.71%, 02/22/2030	500,000	502,666
TOTAL ASSET-BACKED SECURITIES (Cost $19,433,842)		17,889,798

CORPORATE OBLIGATIONS - 12.4%	Par	Value
Basic Materials - 0.7%
Consolidated Energy Finance SA, 5.63%, 10/15/2028 (c)	500,000	475,625
Mercer International, Inc., 5.13%, 02/01/2029	235,000	94,214
		569,839

Communications - 1.2%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (c)	500,000	520,620
Gray Media, Inc., 5.38%, 11/15/2031 (c)	600,000	469,173
		989,793

Consumer, Cyclical - 0.3%
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033 (c)	250,000	251,399

Consumer, Non-cyclical - 2.3%
Fiesta Purchaser, Inc., 9.63%, 09/15/2032 (c)	500,000	518,335
Hertz Corp.
12.63%, 07/15/2029 (c)	250,000	235,844
Series 2023-3A, Class D, 9.43%, 02/25/2028 (c)	250,000	254,179
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (c)	500,000	495,238
Upbound Group, Inc., 6.38%, 02/15/2029 (c)	500,000	494,497
		1,998,093

Energy - 2.1%
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 02/15/2031 (c)	500,000	530,193
CVR Energy, Inc., 7.88%, 02/15/2034 (c)	500,000	501,833
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (c)	250,000	259,037
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (c)	500,000	494,864
		1,785,927

Financial - 4.3%
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (c)	250,000	205,700
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033 (c)	500,000	487,856
goeasy Ltd., 6.88%, 02/15/2031 (c)	250,000	207,867
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031 (c)	500,000	489,477
PHH Corp., 9.88%, 11/01/2029 (c)	500,000	505,342
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (c)	500,000	510,699
PRA Group, Inc., 5.00%, 10/01/2029 (c)	500,000	474,984
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (c)	500,000	491,628
Velocity Commercial Capital LLC, 9.38%, 02/15/2031 (c)	250,000	258,826
		3,632,379

Industrial - 1.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (c)	500,000	508,509
Trivium Packaging Finance BV, 12.25%, 01/15/2031 (c)	500,000	545,522
		1,054,031

Technology - 0.3%
Unisys Corp., 10.63%, 01/15/2031 (c)	250,000	217,565
TOTAL CORPORATE OBLIGATIONS (Cost $10,434,427)		10,499,026

EXCHANGE TRADED FUNDS - 4.2%	Shares	Value
Invesco Senior Loan ETF	145,143	2,987,043
iShares Broad USD High Yield Corporate Bond ETF	14,928	555,769
TOTAL EXCHANGE TRADED FUNDS (Cost $3,561,933)		3,542,812

U.S. TREASURY NOTES - 3.6%	Par	Value
4.50%, 02/15/2036	$3,000,000	3,044,297
TOTAL U.S. TREASURY NOTES (Cost $3,075,108)		3,044,297

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%	Par	Value
GS Mortgage Securities Corp., Series 2018-TWR, Class G, 7.88% (1 mo. Term SOFR + 4.22%), 07/15/2031 (c)(g)	311,000	10,742
HTL Commercial Mortgage Trust, Series 2024-T53, Class F, 12.32%, 05/10/2039 (b)(c)	500,000	512,100
Morgan Stanley Capital I, Inc., Series 2014-150E, Class B, 4.26%, 09/09/2032 (c)	123,000	105,106
X-Caliber Funding LLC
0.00%, 06/06/2026 (c)(h)	209,401	205,516
Series 2021-9, Class B1, 11.78% (1 mo. Term SOFR + 8.12%), 10/06/2026 (c)(g)	50,000	4
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,153,551)		833,468

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 0.1%	Par	Value
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 6.27% (30 day avg SOFR US + 2.61%), 11/25/2026 (c)	129,217	121,661
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $129,217)		121,661

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 0.0% (i)	Par	Value
Government National Mortgage Association, Series 2025-63, Class QI, 6.00%, 04/20/2055 (a)	520,918	47,889
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $97,751)		47,889

SHORT-TERM INVESTMENTS - 4.6%	Shares	Value
Money Market Funds – 4.6% First American Government Obligations Fund - Class U, 3.60% (j)	3,888,708	3,888,708
TOTAL SHORT-TERM INVESTMENTS (Cost $3,888,708)		3,888,708

TOTAL INVESTMENTS - 104.7% (Cost $91,045,493)		88,834,796
Liabilities in Excess of Other Assets - (4.7)%		(4,005,620)
TOTAL NET ASSETS - 100.0%		$84,829,176

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury LP – Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)	Interest only security.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2026.

(c)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of April 30, 2026, the value of these securities total $71,500,736 or 84.3% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of April 30, 2026.
(e)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2026, the value of securities pledged amounted to $5,045,194.
(f)
As of April 30, 2026, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $825,000 or 1.0% of net assets. Value determined using significant unobservable inputs.

(g)	Issuer is currently in default and not accruing income.
(h)	Zero coupon bonds make no periodic interest payments.
(i)	Represents less than 0.05% of net assets.
(j)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Open Futures Contracts
April 30, 2026 (Unaudited)

Long Futures Contracts	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	119	06/18/2026	$13,160,656	$(264,448)
U.S. Treasury Long Bonds	11	06/18/2026	1,241,281	(43,351)
Total Unrealized Appreciation (Depreciation)		$ –	$–	$(307,799)

The average monthly notional value of long futures contracts during the period ended April 30, 2026, was $16,585,383.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Open Reverse Repurchase Agreements
April 30, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	4.58%	04/16/2026	07/16/2026	$5,471,615	$5,409,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Angel Oak Strategic Credit Fund Consolidated Schedule of Centrally Cleared Credit Default Swaps – Buy Protection (a) April 30, 2026 (Unaudited)

Reference Obligation	Implied Credit Spread at 04/30/26 (b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturit y Date	Counterparty	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG (d)	0.55%	1.000%	Quarterly	06/20/2031	Wells Fargo Securities, LLC	$30,000,000	$(663,625)	$(508,435)	$(155,190)

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year-end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange. The average monthly notional value of long swap contracts during the period ended April 30, 20256, was $47,500,000.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, and corporate obligations are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including, but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps, and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker-dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$–	$25,324,003	$–	$25,324,003
Collateralized Loan Obligations	–	22,818,134	825,000	23,643,134
Asset-Backed Securities	–	17,889,798	–	17,889,798
Corporate Obligations	–	10,499,026	–	10,499,026
Exchange Traded Funds	3,542,812	–	–	3,542,812
U.S. Treasury Notes	–	3,044,297	–	3,044,297
Commercial Mortgage-Backed Securities	–	833,468	–	833,468
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	121,661	–	121,661
Residential Mortgage-Backed Securities – U.S. Government Agency	–	47,889	–	47,889
Short-Term Investments	3,888,708	–	–	3,888,708
Total	$7,431,520	$79,059,566	$2,343,710	$88,834,796

Other Financial Instruments Liabilities
Futures Contracts*	$(307,799)	$–	$–	$(307,799)
Reverse Repurchase Agreements	–	(5,409,000)	–	(5,409,000)
Swaps*	–	(155,190)	–	(155,190)
Total	$(307,799)	$(5,564,190)	$–	$(5,871,989)

*Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps – Buy Protection.

See the Consolidated Schedule of Investments for further disaggregation of investment categories.